RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The scope of related parties is consistent with those that were defined in the Company's 2024 annual report on Form 20-F.
The Company's transactions with ANTA Sports and subsidiaries comprise of the following:

	For the Three Months Ended March 31,
In millions	2025	2024
Purchases of goods and services from ANTA Sports and subsidiaries	$9.6	$1.9
Sales of goods and services to ANTA Sports and subsidiaries	7.4	2.4
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
The Company's transactions with the former parent company, Amer Sports Holding (Cayman) Limited, comprise of the following:

	For the Three Months Ended March 31,
In millions	2025	2024
Interest expenses:
Investment Loan	$—	$19.1
Facility A Loan	—	2.5
Total	$—	$21.6
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	March 31, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$10.8	$11.3
Current receivables	11.1	10.4
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	$0.8	$0.8
Current payables to and receivables from ANTA Sports and subsidiaries have a short term maturity, are interest free and not secured.